Segment and Geographic information - Sales to unaffiliated customers and Plant and equipment and right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sales to unaffiliated customers and Plant and equipment and right-of-use assets
Sales to unaffiliated customers	$ 43,386,000	$ 34,661,000
ElectraMeccanica Vehicles Corp
Sales to unaffiliated customers and Plant and equipment and right-of-use assets
Sales to unaffiliated customers	608,429	6,812,446
Plant and equipment and right-of-use assets	18,427,111	25,483,754
United States | ElectraMeccanica Vehicles Corp
Sales to unaffiliated customers and Plant and equipment and right-of-use assets
Sales to unaffiliated customers	608,429	6,238,950
Plant and equipment and right-of-use assets	18,318,055	23,113,904
Canada | ElectraMeccanica Vehicles Corp
Sales to unaffiliated customers and Plant and equipment and right-of-use assets
Sales to unaffiliated customers		573,496
Plant and equipment and right-of-use assets	106,822	2,366,861
Other foreign countries | ElectraMeccanica Vehicles Corp
Sales to unaffiliated customers and Plant and equipment and right-of-use assets
Plant and equipment and right-of-use assets	$ 2,234	$ 2,989